Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investment [Text Block]

The disclosures below include details of the company's investments. Investments held by consolidated investment products are detailed in Note 20, "Consolidated Investment Products."

	As of
	December 31,	December 31,
$ in millions	2012	2011
Available-for-sale investments:
Seed money	113.4	63.5
CLOs	2.4	—
Other debt securities	6.3	—
Trading investments:
Investments related to deferred compensation plans	213.5	184.4
UIT-related equity and debt securities	4.9	3.1
Other equity securities	0.3	—
Equity method investments	228.2	193.1
Foreign time deposits	31.3	32.2
Other	10.4	8.2
Total investments	610.7	484.5

The portion of trading gains and losses for the year ended December 31, 2012, that relates to trading securities still held at December 31, 2012, was a $18.2 million net gain (December 31, 2011: a $3.3 million net loss).

Realized gains and losses recognized in the income statement during the year from investments classified as available-for-sale are as follows:

	2012			2011			2010
$ in millions	Proceeds from Sales	Gross Realized Gains	Gross Realized Losses	Proceeds from Sales	Gross Realized Gains	Gross Realized Losses	Proceeds from Sales	Gross Realized Gains	Gross Realized Losses
Seed money	50.3	5.3	(0.6)	59.3	8.8	(1.2)	64.5	9.9	(1.3)
CLOs	0.3	—	—	0.9	0.6	—	0.2	—	—

Upon the sale of available-for-sale securities, net realized gains of $4.7 million, $8.2 million and $8.6 million were transferred from accumulated other comprehensive income into the Consolidated Statements of Income during 2012, 2011, and 2010, respectively. The specific identification method is used to determine the realized gain or loss on securities sold or otherwise disposed.

Gross unrealized holding gains and losses recognized in other accumulated comprehensive income from available-for-sale investments are presented in the table below:

	December 31, 2012				December 31, 2011
$ in millions	Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value	Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Seed money	105.5	8.4	(0.5)	113.4	65.7	2.2	(4.4)	63.5
CLOs	2.4	—	—	2.4	—	—	—	—
Other debt securities	6.3	—	—	6.3	—	—	—	—
	114.2	8.4	(0.5)	122.1	65.7	2.2	(4.4)	63.5

Available-for-sale debt securities as of December 31, 2012 by maturity, are set out below:

Available-for-Sale
$ in millions	(Fair Value)
Less than one year	—
One to five years	1.7
Five to ten years	7.0
Greater than ten years	—
Total available-for-sale	8.7

The following table provides the breakdown of available-for-sale investments with unrealized losses at December 31, 2012:

	Less Than 12 Months		12 Months or Greater		Total
$ in millions	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Seed money (52 funds)	0.2	—	11.5	(0.5)	11.7	(0.5)

The following table provides the breakdown of available-for-sale investments with unrealized losses at December 31, 2011:

	Less Than 12 Months		12 Months or Greater		Total
$ in millions	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Seed money (64 funds)	37.5	(4.4)	—	—	37.5	(4.4)

The company has reviewed investment securities for other-than-temporary impairment (OTTI) in accordance with its accounting policy and has recognized $0.8 million of other-than-temporary impairment charges on available-for-sale investments during the year ended December 31, 2012 (year ended December 31, 2011: $1.0 million).

The gross unrealized losses of seed money investments at December 31, 2012 were primarily caused by declines in the market value of the underlying securities in the seeded funds and foreign exchange movements. After conducting a review of the financial condition and near-term prospects of the underlying securities in the seeded funds as well as the severity and duration of the impairment, the company does not consider any material portion of its gross unrealized losses on these securities to be other-than-temporarily impaired. The securities are expected to recover their value over time and the company has the intent and ability to hold the securities until this recovery occurs.

During the years ended December 31, 2012 and 2011, there were no charges to other comprehensive income from other-than-temporary impairment related to non-credit related factors.

The company owns 100% of the voting control of its subsidiary entities, directly or indirectly, with the exception of the following entities, which are consolidated with resulting noncontrolling interests:

Name of Company	Country of Incorporation	% Voting Interest Owned
India Asset Recovery Management Limited	India	80.1%
VV Immobilien Verwaltungs und Beteiligungs GmbH	Germany	70.0%
VV Immobilien Verwaltungs GmbH	Germany	70.0%
HVH Immobilien und Beteiligungs GmbH	Germany	70.0%

Following are the company's investments in joint ventures and affiliates, which are accounted for using the equity method and are recorded as investments on the Consolidated Balance Sheets:

Name of Company	Country of Incorporation	% Voting Interest Owned
Invesco Great Wall Fund Management Company Limited	China	49.0%
Huaneng Invesco WLR Investment Consulting Company Limited	China	50.0%
Pocztylion - ARKA	Poland	29.3%

Undistributed earnings from equity method investees have not been a material restriction on the company's ability to pay dividends to shareholders. Equity method investments also include the company's investments in certain of its sponsored private equity, real estate and other investment entities. The company's investment is generally less than 5% of the capital of these entities. These entities include variable interest entities for which the company has determined that it is not the primary beneficiary and other investment products structured as partnerships for which the company is the general partner and the other limited partners possess either substantive kick-out, liquidation or participation rights. See Note 20, “Consolidated Investment Products,” for additional information.